Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	Our Board of Directors has adopted a Policy for Recovery of Erroneously Awarded Compensation